UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.0%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$4,550	$3,959,319

Arizona — 5.2%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,452,990
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	1,185	1,115,026
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,215	1,817,562
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	770	751,512
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,370	1,342,148
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	1,721,200
5.00%, 12/01/37	2,360	1,999,911
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	260	260,575

		10,460,924

Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,155	1,056,848

California — 16.4%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	255	248,021
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,502,598
Sutter Health, Series B, 6.00%, 8/15/42 (b)	2,200	2,160,224
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	820	834,186

Municipal Bonds	Par (000)	Value

California (concluded)
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	$3,870	$3,985,868
John Muir Health, 5.13%, 7/01/39	1,510	1,328,890
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	555	531,329
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,115	3,783,372
Montebello Unified School District California, GO, CAB (NPFGC) (c):
5.63%, 8/01/22	2,405	1,162,697
5.62%, 8/01/23	2,455	1,089,627
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (c)	3,475	1,058,485
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,308,940
State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	8,851,861

		32,846,098

Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,230,188
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,525	1,345,172
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,000	885,740
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	710	692,378
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,259,500

		5,412,978

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 2.9%
Connecticut State Development Authority, RB, AFCO Cargo BDL LLC Project, AMT, 8.00%, 4/01/30	$2,735	$2,471,893
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	955	860,885
Wesleyan University, 5.00%, 7/01/35	2,515	2,490,403

		5,823,181

Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	790	758,273
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,830	2,494,532

		3,252,805

District of Columbia — 2.2%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (c)	13,485	2,482,318
First Senior Lien, Series A, 5.00%, 10/01/39	505	473,579
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,420,373

		4,376,270

Florida — 8.6%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	1,195	1,174,004
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	750	742,920
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (c)	2,340	340,353
Water & Sewer System, 5.00%, 10/01/34	3,935	3,676,038
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,430,024
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	1,868,049
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,900	1,688,967
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40 (b)	1,570	1,542,556
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,450	2,216,760
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	675	386,201

Municipal Bonds	Par (000)	Value

Florida (concluded)
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	$1,535	$1,236,488

		17,302,360

Georgia — 1.9%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	543,249
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,410	2,338,760
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,045	1,023,515

		3,905,524

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	440	448,070
6.75%, 11/15/29	630	664,914
7.00%, 11/15/39	430	459,107

		1,572,091

Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	945	908,258

Illinois — 6.1%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,200	1,072,128
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	1,070	1,064,703
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,049,104
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT, 5.35%, 2/01/27	2,635	2,618,215
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
CAB, Series B, 6.25%, 6/15/47 (c)	13,220	1,074,918
Series B, 5.00%, 6/15/50	2,190	1,857,558
Series B-2, 5.00%, 6/15/50	1,740	1,429,184
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	930	880,496
6.00%, 6/01/28	800	763,472
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	411,880

		12,221,658

Indiana — 1.8%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	585	530,361
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,300	2,267,317

2	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	$775	$798,552

		3,596,230

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	2,465	2,473,184
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,063,986

		3,537,170

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	700	657,272
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.50%, 5/15/34	700	704,242

		1,361,514

Louisiana — 2.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	564,226
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,526,250
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	390,367

		4,480,843

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	195,554

Maryland — 2.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	273,333
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	539,887
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,520	1,443,271
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,970	1,964,267

		4,220,758

Massachusetts — 2.4%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,101,181

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	$2,900	$2,507,340
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,123,928

		4,732,449

Michigan — 3.8%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	635	735,374
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,245	1,166,615
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	884,989
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	2,105	1,933,569
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series B, AMT, 5.65%, 9/01/29	3,000	2,932,380

		7,652,927

Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,270,039

Mississippi — 0.8%
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project (AGM):
5.25%, 7/01/17	350	385,347
5.25%, 7/01/19	435	466,872
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	675,196

		1,527,415

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,575	1,394,521

New Hampshire — 1.6%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,130,694

New Jersey — 6.7%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	5,385	4,827,545
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,000	1,005,760
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	2,950	2,670,311
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	3,500	3,530,800

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	$1,770	$1,477,985

		13,512,401

New York — 4.5%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	1,100	1,036,794
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,480,160
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,662,953
Transportation, Series D, 5.25%, 11/15/40	840	768,130
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	300	306,717
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	725	739,442
Series C, 6.80%, 6/01/28	535	550,253
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	850	854,275
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	900	863,253
6.00%, 12/01/42	875	825,886

		9,087,863

North Carolina — 1.8%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,120	998,525
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series A, 4.63%, 11/01/40	1,875	1,654,613
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	888,413

		3,541,551

Pennsylvania — 7.4%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,510	1,003,486
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,506,506
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	645	589,311
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,587,889

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB (concluded):
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	$3,500	$2,787,785
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,775	3,572,735
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,001,318
Commercial Development, AMT, 7.75%, 12/01/17	725	725,333
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	1,245	1,128,182

		14,902,545

Puerto Rico — 3.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,070	2,020,279
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,205	1,044,289
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	3,994,830
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.52%, 8/01/38 (c)	2,975	470,496

		7,529,894

South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,192,435

Tennessee — 3.1%
Educational Funding of the South Inc., RB, Senior, Sub-Series B, AMT, 6.20%, 12/01/21	2,685	2,686,557
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	3,025	2,895,379
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	710	638,155

		6,220,091

Texas — 13.4%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (d)	2,570	2,418,961
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,659,971
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,050	1,048,446
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,072,525

4	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	$1,910	$2,051,092
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	820	801,673
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	3,500	3,106,145
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,195,866
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,086,602
5.50%, 8/01/25	1,120	1,100,266
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,990	3,010,212
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,695	2,686,403
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	875	714,682

		26,952,844

U.S. Virgin Islands — 1.7%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,434,742

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,525	2,311,360

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	2,370	2,320,822

Virginia — 0.8%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,565	1,566,502

Washington — 0.6%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	1,255	1,112,482

Wisconsin — 4.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,281,738
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,710	1,532,109
New Castle Place Project, Series A, 7.00%, 12/01/31	825	652,154
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,757,808

		9,223,809

Municipal Bonds	Par (000)	Value

Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	$210	$189,019

Total Municipal Bonds – 122.3%		245,296,788

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 5.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,302,093
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,845	1,858,745
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,526,380
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	751,871
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,457,116

		9,896,205

Colorado — 2.7%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	2,580	2,360,158
Series C-7, 5.00%, 9/01/36	1,650	1,516,168
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,490	1,455,022

		5,331,348

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,201,942
Series X-3, 4.85%, 7/01/37	3,270	3,273,074

		6,475,016

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,212,778

Massachusetts — 2.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	4,997,889

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,437,791

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New York — 4.7%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	$1,110	$1,134,256
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,035	3,935,049
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,403,075

		9,472,380

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,072,051

Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,650	9,447,350

Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,204,797

Texas — 2.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	4,446,196

Virginia — 8.3%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,750	3,788,738
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	10,940	10,943,610
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,094	1,959,167

		16,691,515

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,847,294

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	3,642,996

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 39.5%		79,175,606

Total Long-Term Investments (Cost – $336,084,573) – 161.8%		324,472,394

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (f)(g)	4,009,514	$4,009,514

Total Short-Term Securities (Cost – $4,009,514) – 2.0%		4,009,514

Total Investments (Cost – $340,094,087*) – 163.8%		328,481,908
Liabilities in Excess of Other Assets – (0.4)%		(713,734)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (21.7)%		(43,517,298)
Preferred Shares, at Redemption Value – (41.7)%		(83,707,300)

Net Assets Applicable to Common Shares– 100.0%		$200,543,576

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$296,254,157

Gross unrealized appreciation	$4,362,019
Gross unrealized depreciation	(15,621,890)

Net unrealized depreciation	$(11,259,871)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co., Inc.	$2,160,224	$20,878
Goldman Sachs & Co.	$1,542,556	$19,217

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at April 30, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	3,354,654	654,860	4,009,514	$4,240

(g)	Represents the current yield as of report date.

6	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$324,472,394	—	$324,472,394
Short-Term Securities	$4,009,514	—	—	4,009,514

Total	$4,009,514	$324,472,394	—	$328,481,908

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2011